Document and Entity Information	Dec. 14, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 14, 2021
Entity Registrant Name	CMC Materials, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-30205
Entity Tax Identification Number	36-4324765
Entity Address, Address Line One	870 N COMMONS DR
Entity Address, City or Town	AURORA
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60504
City Area Code	630
Local Phone Number	375-6631
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001102934
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	CCMP
Security Exchange Name	NASDAQ